CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued	16,102,257	13,751,390
Ordinary shares, outstanding	16,102,257	13,751,390